Income taxes (Tables)	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Disclosure of Components of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31,
	2022	2023

Deferred tax assets
Defined benefit plan liabilities	141,186	120,007
Accrued expenses and liabilities for quality assurance	613,101	662,425
Other accrued employees’ compensation	128,461	127,668
Operating loss carryforwards for tax purposes	64,740	191,906
Allowance for doubtful accounts and credit losses	85,289	94,639
Property, plant and equipment and other assets	210,238	252,441
Other	491,167	463,250

Total deferred tax assets	1,734,181	1,912,336

Deferred tax liabilities
Changes in fair value of financial instruments measured in other comprehensive income	(725,242)	(737,156)
Undistributed earnings of foreign subsidiaries	(51,888)	(39,496)
Undistributed earnings of associates and joint ventures	(1,026,027)	(1,076,742)
Basis difference of acquired assets	(63,189)	(78,206)
Capitalized development costs	(204,741)	(201,120)
Lease transactions	(468,894)	(972,158)
Other	(206,791)	(222,378)

Total deferred tax liabilities	(2,746,773)	(3,327,255)

Net deferred tax assets and liabilities	(1,012,592)	(1,414,919)

Disclosure of Changes in Deferred Tax Assets and Deferred Tax Liabilities Recognized as Income Tax Expense in the Consolidated Statements of Income
Of the changes in deferred tax assets and deferred tax liabilities for the years ended March 31, 2021, 2022 and 2023, the amount recognized as income tax expense in the consolidated statement of income is as follows:

	Yen in millions
	For the years ended March 31,
	2021	2022	2023

Defined benefit plan liabilities	12,473	4,203	802
Accrued expenses and liabilities for quality assurance	(18,256)	(40,761)	26,942
Other accrued employees’ compensation	3,125	(968)	(2,745)
Operating loss carryforwards for tax purposes	1,265	38,119	116,344
Allowance for doubtful accounts and credit losses	6,042	(4,902)	4,474
Property, plant and equipment and other assets	4,468	(9,795)	24,850
Undistributed earnings of foreign subsidiaries	6,144	(33,349)	12,391
Undistributed earnings of associates and joint ventures	47,840	(71,405)	(63,520)
Basis difference of acquired assets	(18,302)	(11,270)	(12,075)
Capitalized development costs	(1,762)	(9,708)	4,003
Lease transactions	209,972	103,098	(487,702)
Other	23,104	111,603	44,144

Total	276,113	74,864	(332,091)

Disclosure of Deductible Temporary Differences, Unused Tax Losses, and Unused Tax Credits for which no Deferred Tax Asset is Recognized in the Statement of Financial Position
The deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized in the statement of financial position:

	Yen in millions
	March 31,
	2022	2023

Deductible temporary difference	709,204	968,060
Carryforwards of tax losses	518,385	712,357
Carryforwards of tax credit	46,306	115,809

Total	1,273,894	1,796,225

Disclosure of Expected expiration date of the carryforwards of tax losses for which deferred tax assets are not recognized
The expected expiration date of the carryforwards of tax losses for which deferred tax assets are not recognized are as follows:

	Yen in millions
	March 31,
	2022	2023

Within 5 years	4,049	75,839
Between 5 and 10 years	136,666	313,895
Later than 10 years	377,670	322,623

Total	518,385	712,357

Disclosure of Expected expiration date of the carryforwards of tax credit for which deferred tax assets are not recognized
The expected expiration date of the carryforwards of tax credit for which deferred tax assets are not recognized are as follows:

	Yen in millions
	March 31,
	2022	2023

Within 5 years	8,654	10,018
Between 5 and 10 years	9,865	18,107
Later than 10 years	27,787	87,684

Total	46,306	115,809

Disclosure of Income Tax Expense
The income tax expense for the years ended March 31, 2021, 2022 and 2023 consists of the following:

	Yen in millions
	For the years ended March 31,
	2021	2022	2023

Current income tax expense:
TMC and domestic subsidiaries	403,230	672,077	758,772
Foreign subsidiaries	522,859	518,705	84,902

Total current	926,089	1,190,782	843,674

Deferred income tax expense (benefit):
TMC and domestic subsidiaries	(23,792)	42,131	27,783
Foreign subsidiaries	(252,321)	(116,995)	304,308

Total deferred	(276,113)	(74,864)	332,091

Total income tax expense	649,976	1,115,918	1,175,765

Disclosure of Reconciliation of Statutory Tax Rate and Effective Income Tax Rate	Reconciliation of the differences between the statutory tax rate and the average effective tax rate is as follows:

	For the years ended March 31,
	2021	2022	2023

Statutory tax rate	30.9%	30.9%	30.9%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.5	0.6	0.8
Tax-exempt income	(0.4)	(0.3)	(0.4)
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	0.6	1.3	1.1
Effects of investments accounted for using the equity method	(3.7)	(4.3)	(5.4)
Deferred tax liabilities on undistributed earnings of associates and joint ventures	(0.2)	2.6	3.1
Change in unrecognized deferred tax assets	0.7	3.7	6.3
Tax credits	(3.2)	(2.7)	(3.5)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(3.5)	(3.1)	(1.5)
Unrecognized tax benefits adjustments	(0.2)	(0.3)	0.4
Other	0.6	(0.3)	0.3

Average effective tax rate	22.2%	28.0%	32.0%